Condensed Consolidated Statements of Cash Flows (Unaudited) (Parenthetical) (6 1/2% senior notes [Member])	Jun. 30, 2011	Jun. 01, 2011
6 1/2% senior notes [Member]
Cash flows from financing activities:
Interest rate	6.50%	6.50%